UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2002

Check here if Amendment [    ]; Amendment Number: ____
      This Amendment (Check only one.):   [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Travelers Investment Management Company
Address:   100 First Stamford Place, 7th Floor
           Stamford, CT 06902

Form 13F File Number:   28-2551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sandip A. Bhagat
Title:     President and Chief Investment Officer
Phone:     (203) 961-4806

Signature, Place, and Date of Signing:

/s/ Sandip A. Bhagat          Stamford, Connecticut       November 14, 2002
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Report Type (Check only one.):

[ ]   13F  HOLDINGS  REPORT.   (Check  here  if  all  holdings  of  this
      reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.